FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) ₨ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PKR (₨)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PKR (₨)
VEON Holdings B.V. – Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 1,688		$ 1,688
Utilized	0		0
Available	1,688		1,688
PMCL - Syndicated Term Facility and Islamic Finance Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	291	₨ 45,000
Utilized	103	15,885
Available	188	29,115
PMCL - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	93	14,369
Utilized	19	2,963
Available	74	₨ 11,406
PMCL - Syndicated Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Facility amount			191	₨ 26,750
Utilized			122	17,000
Available			69	9,750
PMCL - Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Facility amount			72	10,000
Utilized			39	5,463
Available			33	₨ 4,537
Veon Holdings B.V. Revolving Credit Facility, available until February 2021
Disclosure of detailed information about borrowings [line items]
Reduced facility amount	1,586		$ 1,586
Veon Holdings B.V. Revolving Credit Facility, available until February 2022
Disclosure of detailed information about borrowings [line items]
Reduced facility amount	$ 1,382
Liquidity risk
Disclosure of detailed information about borrowings [line items]
Percentage of debt that will mature in less than one year	21.00%	21.00%	17.00%	17.00%